Acquisition and Disposals of subsidiaries	12 Months Ended
Dec. 31, 2025
Disposals Of Businesses [Abstract]
Acquisition and Disposals of subsidiaries	Acquisition and Disposals of subsidiaries
During the year ending 31 December 2025, significant transactions included Barclays Capital Asia Limited (BCAL) being sold by Barclays Bank PLC to its subsidiary Barclays International Holdings Limited for a consideration of £227m.  The sale of the
BCAL shares was at fair value resulting in a £5m gain on sale as well as a derecognition of the cost of investment in Barclays
Bank PLC.
There were no disposals of subsidiaries in 2024.